Shareholders’ Equity (Details) - USD ($)												6 Months Ended	12 Months Ended
	Mar. 31, 2025	Jan. 24, 2025	Sep. 03, 2024	Jul. 02, 2024	Mar. 06, 2024	Mar. 04, 2024	May 12, 2023	May 05, 2023	Feb. 17, 2023	Dec. 21, 2022	Feb. 13, 2022	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 15, 2025	Apr. 11, 2025	May 07, 2024	Oct. 31, 2023	Apr. 19, 2023	Mar. 01, 2023	Jan. 31, 2023	Jun. 16, 2022
Shareholders’ Equity [Line Items]
Restricted ordinary share	151,256		69,445			1,091				10,500,000
Number of ordinary shares – issued and outstanding												17,808,947	17,808,947	17,808,947
Ordinary shares issued													5,086,836
ATM Offering Gross Proceeds (in Dollars)													$ 6,932,230
Cash Commission (in Dollars)													$ 173,306	$ 271,542
Restricted ordinary shares		1,480,000			60,000								151,256		60,000
Aggregate offering price (in Dollars)				$ 10,862,168
Gross proceeds (in Dollars)							$ 13,800,000	$ 9,200,000				$ 10,861,671
Ordinary share increased (in Dollars per share)												$ 0.12	$ 0.12	$ 0.12
Fractional shares canceled									2,339
Deposit equity interests rate													99.07%
Additional ordinary shares							387,090	258,064
Public offering price (in Dollars per share)							$ 4.65	$ 4.65
Conversion price (in Dollars per share)															$ 5.4
Warrants shares															128,901
Warrants issued															2,013,759
Warrants outstanding															2,013,759
Public warrant (in Dollars per share)															$ 6.4
Private warrant (in Dollars per share)															7.2
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Number of ordinary shares – issued and outstanding			75,000			120,000	2,580,600	1,720,430									1,306,500	288,000	2,947,150	172,000	262,500
Restricted ordinary shares														60,000
Deposit equity interests rate																							100.00%
Cancelled shares											243,000
Public Warrant [Member]
Shareholders’ Equity [Line Items]
Public warrant (in Dollars per share)															0.16
Private Warrant [Member]
Shareholders’ Equity [Line Items]
Private warrant (in Dollars per share)															$ 0.18
Top of Range [Member]
Shareholders’ Equity [Line Items]
Shares exercise price (in Dollars per share)													$ 1.36
Vendor Service Company [Member]
Shareholders’ Equity [Line Items]
Restricted ordinary share													150,000
Shareholders [Member]
Shareholders’ Equity [Line Items]
Ordinary share, par value (in Dollars per share)				$ 0.12
H.C. Wainwright & Co., LLC [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued														7,502,220
Ordinary share increased (in Dollars per share)												$ 1.45		$ 1.45
Cayman Islands [Member] | Top of Range [Member]
Shareholders’ Equity [Line Items]
Ordinary share increased (in Dollars per share)																						$ 0.003
Cayman Islands [Member] | Bottom of Range [Member]
Shareholders’ Equity [Line Items]
Ordinary share increased (in Dollars per share)																						$ 0.12
Board of Directors [Member]
Shareholders’ Equity [Line Items]
Ordinary share, par value (in Dollars per share)																$ 0.12
Issued capital [member] | Cayman Islands [Member] | Top of Range [Member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized															7,500,000
Issued capital [member] | Cayman Islands [Member] | Bottom of Range [Member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized															300,000,000